Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables - related parties	$ 124,752	$ 123,532
Fujian Tantan Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY
Nature description	Interest free, due on June 15, 2026
Other receivables - related parties	$ 112,683	109,621
Fuzhou Jinhui Environmental Service Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.
Nature description	Interest free, due on August 31, 2026
Other receivables - related parties	$ 12,069
Yueyu Qi [Member]
Related Party Transaction [Line Items]
Relationship description	Spouse of Wang who is a supervisor of Huzhou CDT
Nature description	Interest free, debts offset claims, signed April 2025
Other receivables - related parties		$ 13,911